SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Liabilities And Right Of Use Assets
2025	$ 778,706	$ 807,609
2026	359,090	337,377
2027	161,932	155,310
2028	97,334	94,621
Thereafter
Total minimum lease payments	1,397,062	1,394,917
Less: present value discount	(52,224)	(72,007)
Present value of minimum lease payments	$ 1,344,838	$ 1,322,910	$ 661,681